Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2065 Fund	Sep. 08, 2023
Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Annual Return 2020	16.49%
Annual Return 2021	15.96%
Annual Return 2022	(18.18%)
Fidelity Freedom Index 2065 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020